Earnings (Loss) Per Share - Summary of Calculations of Earnings per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Weighted-average number of shares outstanding – basic		43,405,354	43,510,758	43,554,921
Effect of dilutive instruments – share-based compensation (note 22)	[1]	660,298	599,229	793,322
Weighted-average number of shares – diluted		44,065,652	44,109,987	44,348,243
Numerator
Net income from continuing operations		$ 913	$ 119	$ 402
Less: non-controlling interest net income		21	17	27
Controlling interest net income from continuing operations		892	102	375
Net income from discontinued operations		$ 47	$ 80	$ 483
Basic earnings (loss) per share
Controlling interest basic earnings per share		$ 0.0217	$ 0.0042	$ 0.0197
Controlling interest basic earnings per share from continuing operations		0.0206	0.0023	0.0086
Controlling interest basic earnings per share from discontinued operations		0.0011	0.0018	0.0111
Controlling interest diluted earnings (loss) per share
Controlling interest diluted earnings per share		0.0213	0.0041	0.0193
Controlling interest diluted earnings per share from continuing operations		0.0202	0.0023	0.0085
Controlling interest diluted earnings per share from discontinued operations		$ 0.0011	$ 0.0018	$ 0.0109

[1]	Number of the Parent Company’s shares to be potentially issued under the Share-Based Compensation Programs, equivalent to 220.1 million CPOs or 22.01 million ADSs.